EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

For the years ended December 31 ($ millions, except shares in millions and per share amounts in dollars)	2017		2016
	Basic	Diluted	Basic	Diluted
Net income	$1,516	$1,516	$861	$861
Net income attributable to non-controlling interests	(78)	(78)	(206)	(206)
Net income attributable to the equity holders of Barrick Gold Corporation	$1,438	$1,438	$655	$655
Weighted average shares outstanding	1,166	1,166	1,165	1,165
Basic and diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation	$1.23	$1.23	$0.56	$0.56